Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Impairment of investment	$ 929,000
Research & development cost	250,000
Net Operating loss	1,611,000	1,258,000
Gross deferred tax assets	2,790,000	1,258,000
Intangible assets	(4,414,000)	(4,667,000)
Gross deferred tax liability	(4,414,000)	(4,667,000)
Less valuation allowance	(1,611,000)	(447,000)
Net deferred tax liability	$ (3,235,000)	$ (3,856,000)